Supplement dated October 25, 2024, to the Summary Prospectus, Prospectus and Statement of

Additional Information (“SAI”), each dated May 1, 2024, as may be revised or supplemented from time to time.

Vaughan Nelson Mid Cap Fund

(the “Fund”)

Effective immediately, Chad D. Fargason no longer serves as a Portfolio Manager of the Fund. Accordingly, effective immediately, all references and corresponding disclosure related to Mr. Fargason in the Summary Prospectus, Prospectus and SAI are hereby deleted.

Dennis G. Alff and Chris D. Wallis will remain as Portfolio Managers of the Fund.

Effective immediately, Sundeep Khanna joined the portfolio management team of the Fund. Accordingly, effective immediately, the subsection “Portfolio Managers” in the section “Management” within the Summary Prospectus and the Prospectus is amended to include the following:

Sundeep Khanna, CFA®, Portfolio Manager of Vaughan Nelson, has served as co-manager of the Fund since October 2024 and prior to this, served as a Research Analyst supporting the Fund.

Effective immediately, the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is amended to include the following:

Sundeep Khanna, CFA® – Sundeep Khanna has co-managed the Vaughan Nelson Mid Cap Fund since 2024. Mr. Khanna, a Portfolio Manager of Vaughan Nelson, joined the firm in 2020. Mr. Khanna received a B.S. from The University of Texas. Mr. Khanna holds the designation of Chartered Financial Analyst® and has over 19 years of investment management and research experience.

Effective immediately, the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information” of the SAI is amended to include the following:

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Mr. Khanna as of December 31, 2023:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is based on performance		Other Accounts Managed		Advisory fee is based on performance		Other Accounts Managed		Advisory fee is based on performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Sundeep Khanna (Vaughan Nelson)	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of December 31, 2023, Mr. Khanna had the following ownership of the Fund:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested*
Sundeep Khanna (Vaughan Nelson)	Mid Cap Fund	A

*	A. None

B. $1 – 10,000

C. $10,001 – $50,000

D. $50,001 – $100,000

E. $100,001 – $500,000

F. $500,001 – $1,000,000

G. over $1,000,000